Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Accrued tax expense	₨ 0
Periphery charges	1,114	₨ 0
Commissioning Of Wind And Solar Energy Projects
Disclosure of contingent liabilities [line items]
Capital commitment	56,528	56,857
Financial gurantees given for renewable projects | PPA
Disclosure of contingent liabilities [line items]
Financial guarantees renewable projects	₨ 48,017	₨ 31,733